ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	¥ 5,975,643	$ 854,507	¥ 6,248,116	¥ 4,268,577
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	265,041	37,900	485,684	52,626
Prepaid expenses and other assets	742,013	106,106	(1,088,735)	58,265
Interest receivable/payable	(67,503)	(9,653)	(73,601)	(136,355)
Foreign exchange gain	(159,570)	(22,818)	(1,512)	(2,356)
Gain on debt extinguishment	(270,135)	(38,629)
Net cash provided by operating activities	11,083,748	1,584,956	9,343,311	7,118,350
Cash Flows from Investing Activities:
Loans provided to subsidiaries and VIEs	(120,448,307)	(17,223,879)	(102,799,121)	(92,202,671)
Proceeds from disposal of short-term investments	10,453,869	1,494,883	1,308,446	303,301
Purchase of short-term investments	(10,116,360)	(1,446,620)	(4,641,665)	(248,361)
Net Cash provided by (used in) Investing Activities	(13,082,044)	(1,870,707)	(7,994,081)	(11,147,789)
Cash Flows from Financing Activities:
Proceeds from convertible senior notes,net of issuance cost	4,917,431	703,183
Repurchase of convertible senior notes	1,908,688	272,939
Stock repurchase	(4,848,116)	(693,271)	(2,973,192)	(636,179)
Net Cash used in Financing Activities	2,783,865	398,087	(2,114,463)	1,066,458
Effect of foreign exchange rate changes	(50,451)	(7,215)	12,036	9,615
Net (decrease) increase in cash and cash equivalents	735,118	105,121	(753,197)	(2,953,366)
Cash, cash equivalents, and restricted cash, beginning of year	6,805,800	973,216	7,558,997	10,512,363
Cash, cash equivalents, and restricted cash, end of year	7,540,918	1,078,337	6,805,800	7,558,997
Parent Company | Reportable Legal Entities
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	5,989,691	856,516	6,264,314	4,285,336
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs, net of dividends	(1,428,319)	(204,247)	1,706,075	(3,474,800)
Amortization of convertible senior notes issuance cost	22,241	3,180
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	3,326	476	87	2,282
Prepaid expenses and other assets	(198,412)	(28,373)	20,229	(17,667)
Interest receivable/payable	8,095	1,158	(9,091)	1,320
Foreign exchange gain	(6,613)	(946)
Gain on debt extinguishment	(270,135)	(38,629)
Fair value change of foreign exchange options	181,205	25,912		4,527
Net cash provided by operating activities	4,301,079	615,047	7,981,614	800,998
Cash Flows from Investing Activities:
Repayment of loans provided to subsidiaries and VIEs	5,395,300	771,518	2,881,606	378,148
Loans provided to subsidiaries and VIEs	(6,576,973)	(940,495)	(5,920,169)	(71,706)
Proceeds from disposal of short-term investments	2,323,576	332,267	291,520	216,301
Purchase of short-term investments	(1,926,552)	(275,493)	(776,418)	(203,361)
Net Cash provided by (used in) Investing Activities	(784,649)	(112,203)	(3,523,461)	319,382
Cash Flows from Financing Activities:
Payment of Secondary Listing costs				(16,023)
Dividends to shareholders	(1,378,103)	(197,066)	(1,262,935)	(941,705)
Proceeds from convertible senior notes,net of issuance cost	4,917,431	703,183
Repurchase of convertible senior notes	(1,908,688)	(272,939)
Stock repurchase	(4,848,116)	(693,271)	(2,973,192)	(636,179)
Net Cash used in Financing Activities	(3,217,476)	(460,093)	(4,236,127)	(1,593,907)
Effect of foreign exchange rate changes	(54,613)	(7,811)	49,852	11,840
Net (decrease) increase in cash and cash equivalents	244,341	34,940	271,878	(461,687)
Cash, cash equivalents, and restricted cash, beginning of year	274,514	39,255	2,636	464,323
Cash, cash equivalents, and restricted cash, end of year	¥ 518,855	$ 74,195	¥ 274,514	¥ 2,636